Note 5 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of contracts
Pre-modification outstanding recorded investment	$ 1,252	$ 826
Post-modification outstanding recorded investment	$ 1,252	$ 826
Commercial And Industrial [Member]
Number of contracts	3
Pre-modification outstanding recorded investment	$ 1,252
Post-modification outstanding recorded investment	$ 1,252
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Number of contracts		1
Pre-modification outstanding recorded investment		$ 730
Post-modification outstanding recorded investment		$ 730
Residential Portfolio Segment [Member]
Number of contracts		1
Pre-modification outstanding recorded investment		$ 96
Post-modification outstanding recorded investment		$ 96
Extended Maturity [Member]
Number of contracts
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	3
Extended Maturity [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Number of contracts		1
Extended Maturity [Member] | Residential Portfolio Segment [Member]
Number of contracts		1
Other Restructurings [Member]
Number of contracts
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts	0
Other Restructurings [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Number of contracts		0
Other Restructurings [Member] | Residential Portfolio Segment [Member]
Number of contracts		0